Stockholders' deficiency (Detail Textuals 4) (CAD)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 15, 2012	Feb. 29, 2012	Mar. 31, 2013 Director	Dec. 31, 2012 Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of directors				3
Percentage of equity securities deemed granted to principle founders of entity on pro rata basis as per ownership			66 2/3%	66 2/3%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold percentage of share capital on fully diluted basis for common stock authorized to issue		7.50%
Number of options, granted	90,000	930,000		1,020,000
Weighted average exercise price unvested, granted (in Canadian dollars per share)	0.50	0.50		0.50
Expiry period from the date of grant	10 years	10 years
Number of options vested in equal monthly installments over one year			450,000	450,000
Vesting period of options, One			1 year	1 year
Number of options vested in equal monthly installments over three years			570,000	570,000
Vesting period of options			3 years	3 years
Number of options granted in equal tranches to director			450,000	450,000
Number of directors			3	3